Taxation - Schedule of Income Before Income Tax, Domestic and Foreign (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ (1,095,015)	$ (167,817)	¥ (1,167,367)	¥ (1,055,676)
Non-PRC	147,721	22,639	65,171	58,866
Loss before income taxes	¥ (947,294)	$ (145,178)	¥ (1,102,196)	¥ (996,810)